Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary estimated future sub-lease expense	The following summarizes estimated future lease expense as of June 30, 2018 related to the office:
Years Ending December 31,	Amount
2018	20,966
2019	10,483
2020	-
2021	-
2022	-
Thereafter	-
31,449